Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$370	$383
Bank deposits	7,240	7,877
	7,610	8,260
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$11,436	$10,179
Negotiable certificate of deposit	10,800	7,950
Time deposits	1,254	2,436
	23,490	20,565
	$31,100	$28,825

The annual yield rates of bank deposits, commercial paper, negotiable certificate of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2016	2017
Bank deposits	0.00%-0.42%	0.00%-0.70%
Commercial paper	0.32%-0.42%	0.32%-0.40%
Negotiable certificate of deposit	0.35%-0.50%	0.40%-0.50%
Time deposits	0.40%-3.30%	0.52%-4.40%